Operating Segments and Geographic Area Information - Goodwill and Identifiable Assets by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Identifiable assets:	$ 3,584,797	$ 3,437,291	$ 3,203,824
Goodwill	284,203	276,966	273,145
Performance Chemicals
Segment Reporting Information [Line Items]
Identifiable assets:	1,132,870	1,113,038	1,014,176
Goodwill	46,635	46,551	46,130
Catalyst Solutions
Segment Reporting Information [Line Items]
Identifiable assets:	1,692,088	1,569,851	1,499,952
Goodwill	237,568	230,415	227,015
Corporate & other
Segment Reporting Information [Line Items]
Identifiable assets:	$ 759,839	$ 754,402	$ 689,696